Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Current	$ 3,140	$ 3,496
Long-term	7,472	7,140	$ 7,538
Other provisions	$ 10,612	$ 10,636		$ 11,747